FAIR VALUE MEASUREMENT - Summary of Level 3 Financial Instruments (Details) - Business Combination Contingent Consideration Liability - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of level 3 financial instruments, beginning balance	$ 7,364	$ 7,204
Payments to CVR holders	(3,465)	(1,770)
Fair value adjustments to contingent liabilities	4,212	1,930
Fair value of level 3 financial instruments, ending balance	8,111	7,364
Crystal
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of level 3 financial instruments, beginning balance	0	800
Payments to CVR holders	0	0
Fair value adjustments to contingent liabilities	0	(800)
Fair value of level 3 financial instruments, ending balance	0	0
Taurus
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of level 3 financial instruments, beginning balance	0	0
Payments to CVR holders	0	0
Fair value adjustments to contingent liabilities	1,600	0
Fair value of level 3 financial instruments, ending balance	1,600	0
xCella
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of level 3 financial instruments, beginning balance	0	0
Payments to CVR holders	(1,440)	(720)
Fair value adjustments to contingent liabilities	3,204	720
Fair value of level 3 financial instruments, ending balance	1,764	0
Icagen
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of level 3 financial instruments, beginning balance	7,364	6,404
Payments to CVR holders	(2,025)	(1,050)
Fair value adjustments to contingent liabilities	(592)	2,010
Fair value of level 3 financial instruments, ending balance	$ 4,747	$ 7,364